Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2022	2021

Residential 1-4 family real estate	$129,383	$112,196
Commercial and multi-family real estate	470,768	404,964
Commercial	77,930	86,834
Consumer	5,494	5,565
Total loans and leases	$683,575	$609,559

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi- family real estate	Commercial	Consumer	Total
Balance at December 31, 2021	$1,719	$7,121	$1,414	$101	$10,355
Provision for loan and lease losses	(137)	(558)	(280)	(25)	(1,000)
Losses charged off	-	-	-	(1)	(1)
Recoveries	41	3	-	3	47
Balance at December 31, 2022	$1,623	$6,566	$1,134	$78	$9,401
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994
Provision for loan and lease losses	1	426	(102)	(25)	300
Losses charged off	-	(01)	-	(10)	(11)
Recoveries	35	32	1	4	72
Balance at December 31, 2021	$1,719	$7,121	$1,414	$101	$10,355
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
Provision for loan and lease losses	1,310	4,224	566	100	6,200
Losses charged off	(228)	(125)	(4)	(33)	(390)
Recoveries	9	29	14	1	53
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2022
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$-	$-	$-	$-
Collectively evaluated for impairment	1,623	6,566	1,134	78	9,401
Total allowance for loan and lease losses	$1,623	$6,566	$1,134	$78	$9,401

Loans and leases:
Individually evaluated for impairment	$35	$505	$1,099	$-	$1,639
Acquired with deteriorated credit quality	73	51	-	-	124
Collectively evaluated for impairment	129,275	470,212	76,831	5,494	681,812
Total ending loans and leases balance	$129,383	$470,768	$77,930	$5,494	$683,575
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2021
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$-	$-	$-	$-
Collectively evaluated for impairment	1,719	7,121	1,414	101	10,355
Total allowance for loan and lease losses	$1,719	$7,121	$1,414	$101	$10,355

Loans and leases:
Individually evaluated for impairment	$-	$676	$1,272	$-	$1,948
Acquired with deteriorated credit quality	76	96	-	-	172
Collectively evaluated for impairment	112,120	404,192	85,562	5,565	607,439
Total ending loans and leases balance	$112,196	$404,964	$86,834	$5,565	$609,559

Impaired Financing Receivables [Table Text Block]
	(in thousands)
	2022	2021	2020

Balance at beginning of year	$-	$255	$435
Provision (credit) for loan and lease losses	-	(255)	(180)
Loans charged off	-	-	-
Recoveries	-	-	-
Balance at end of year	$-	$-	$255

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	(in thousands)
	2022		2021
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$35	$-	$-	$-
Commercial and multi-family real estate	500	-	668	-
Agricultural real estate	5	-	8	-
Commercial	1,099	-	1,272	-
Agriculture	-	-	-	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	-	-	-	-
Agricultural real estate	-	-	-	-
Commercial	-	-	-	-
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$1,639	$-	$1,948	-

Financing Receivable, Nonaccrual [Table Text Block]
	(in thousands)
	2022			2021
	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$156	$58	$122	$184	-	$139
Commercial and multi-family real estate	353	-	7	136	-	14
Agricultural real estate	-	-	-	-	-	-
Commercial	467	-	632	-	-	767
Agriculture	-	-	-	-	-	-
Consumer	-			-
Total	$976	$58	$761	$320	-	$920

Financing Receivable, Past Due [Table Text Block]
	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2022
Residential 1-4 family real estate	$1,146	-	$93	$1,239	$128,144	$129,383
Commercial and multi-family real estate	103	-	234	337	414,294	414,631
Agricultural real estate	6	-	-	6	56,131	56,137
Commercial	86	-	467	553	68,494	69,047
Agriculture	-	-	-	-	8,883	8,883
Consumer	-	-		-	5,494	5,494
Total	$1,341	-	$794	$2,135	$681,440	$683,575
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2021
Residential 1-4 family real estate	$425	-	$48	$473	$111,723	$112,196
Commercial and multi-family real estate	153	-	2	155	351,824	351,979
Agricultural real estate	-	-	-	-	52,985	52,985
Commercial	1,170	1,082	-	2,252	76,071	78,323
Agriculture	-	-	-	-	8,511	8,511
Consumer	5	-		5	5,560	5,565
Total	$1,753	$1,082	$50	$2,885	$606,674	$609,559

Financing Receivable Credit Quality Indicators [Table Text Block]
	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2022
Residential 1 - 4 family	$2,306	$-	$-	$-	$127,077	$129,383
Commercial and multi- family real estate	465,361	646	4,717	-	44	470,768
Commercial	73,604	528	3,505	-	293	77,930
Consumer	-	-	-	-	5,494	5,494
Total	$541,271	$1,174	$8,222	$-	$132,908	$683,575
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2021
Residential 1 - 4 family	$2,479	$-	$-	$-	$109,717	$112,196
Commercial and multi- family real estate	380,936	10,080	13,823	-	125	404,964
Commercial	77,772	228	2,272	-	6,562	86,834
Consumer	-	-	-	-	5,565	5,565
Total	$461,187	$10,308	$16,095	$-	$121,969	$609,559

Schedule of the Performance of the Loan Portfolio [Table Text Block]
	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2022
Performing	$126,985	$44	$293	$5,494	$132,816
Nonperforming	92	-	-	-	92
Total	$127,077	$44	$293	$5,494	$132,908
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2021
Performing	$109,669	$125	$6,562	$5,565	$121,921
Nonperforming	48	-	-	-	48
Total	$109,717	$125	$6,562	$5,565	$121,969

Schedule of Loans Acquired in Acquisition [Table Text Block]
	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2022	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2021	$22,233	$(328)	$21,905
Change due to payments received	(4,987)	(110)	(5,097)
Balance at December 31, 2022	$17,246	$(218)	$17,028

Purchased Impaired Loans and Leases
Balance at December 31, 2021	$260	$(138)	$122
Change due to payments received	(80)	(10)	(90)
Balance at December 31, 2022	$180	$(128)	$52
	Contractual
	Principal	Accretable	Carrying
2021	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2020	$37,386	$(655)	$36,731
Change due to payments received	(15,153)	(327)	(15,480)
Balance at December 31, 2021	$22,233	$(328)	$21,905

Purchased Impaired Loans and Leases
Balance at December 31, 2020	$287	$(173)	$114
Change due to payments received	(27)	(35)	(62)
Balance at December 31, 2021	$260	$(138)	$122
	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2022	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2021	$7,024	$(190)	$6,834
Change due to payments received	(1,776)	(70)	(1,846)
Balance at December 31, 2022	$5,248	$(120)	$5,128

Purchased Impaired Loans and Leases
Balance at December 31, 2021	$59	$(09)	$50
Change due to payments received	18	4	22
Balance at December 31, 2022	$77	$(05)	$72
	Contractual
	Principal	Accretable	Carrying
2021	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2020	$10,181	$(319)	$9,862
Change due to payments received	(3,157)	(129)	(3,286)
Balance at December 31, 2021	$7,024	$(190)	$6,834

Purchased Impaired Loans and Leases
Balance at December 31, 2020	$109	$(59)	$50
Change due to payments received	(50)	75	25
Balance at December 31, 2021	$59	$(09)	$50

Schedule of Related Party Loans [Table Text Block]
	(in thousands)
	2022	2021	2020
Beginning of year	$1,105	$965	$1,154
Additions	319	4	4
Effect of change in composition of related parties	27	331	-
Repayments	(121)	(195)	(193)
End of year	$1,330	$1,105	$965